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AMERICAS
US Legal Services

Nicholas Morinigo
Counsel
Tel: 610.425.3447 | Fax: 610.425.3520
Email: nicholas.morinigo@us.ing.com

May 2, 2011

United States Securities and Exchange Commission
100 F Street NE, Room 1580
Washington, DC 20549

Re:	File Nos. 333-56297, 811-02512 Prospectus Name: ING Variable Annuity

Dear Commissioners:

Please be advised that in lieu of filing a copy of the ING Variable Annuity Prospectus and Statement of
Additional Information under Rule 497(c) of the Securities Act of 1933 (the “1933 Act”) for certain deferred combination variable and fixed annuity contracts, we hereby certify the following pursuant to
Rule 497(j) of the 1933 Act:

(1)	The form of the Prospectus and the Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent registration statement or amendment; and

(2)	The text of the most recent registration statement or amendment has been filed electronically.

Please do not hesitate to contact me should you have any questions or comments.

Sincerely,

/s/ Nicholas Morinigo
Nicholas Morinigo
Counsel

ING USA Annuity and Life Insurance Company
1475 Dunwoody Drive
West Chester, PA 19380-1478